Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000012348 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000012348 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012348 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000012348 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012348 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012348 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012348 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012348 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012348 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012348 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012348 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000012348 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000012348 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.40%
C000012348 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012348 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000012350 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000012350 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012350 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000012350 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012350 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012350 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012350 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000012350 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012350 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012350 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012350 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000012350 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000012350 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.40%
C000012350 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012350 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000126999 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000126999 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000126999 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000126999 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000126999 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000126999 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126999 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000126999 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000126999 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126999 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126999 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000126999 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000126999 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	49.40%
C000126999 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126999 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.10%
C000080683 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000080683 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080683 | GOLDBARS | GOLD BARS - XAU BGN CURNCY
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000080683 | 91282CBF7 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080683 | 912810FS2 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080683 | 912810PS1 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080683 | 9128283R9 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080683 | 912810FR4 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080683 | 912810PZ5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080683 | 9128285W6 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080683 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080683 | Equity
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000080683 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080683 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080683 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080683 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080683 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000080683 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080683 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080683 | Precious Metal
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000080683 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000080683 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.50%
C000080683 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080683 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.40%
C000080683 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080683 | InvestmentType_Precious Metals - Physical Holding
Holdings [Line Items]
Percent of Total Investments	20.40%
C000080683 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	18.80%
C000080683 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.90%
C000080684 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000080684 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080684 | GOLDBARS | GOLD BARS - XAU BGN CURNCY
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000080684 | 91282CBF7 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080684 | 912810FS2 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080684 | 912810PS1 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080684 | 9128283R9 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080684 | 912810FR4 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080684 | 912810PZ5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080684 | 9128285W6 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080684 | Equity
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000080684 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080684 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080684 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080684 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000080684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000080684 | Precious Metal
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000080684 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000080684 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.50%
C000080684 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080684 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.40%
C000080684 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080684 | InvestmentType_Precious Metals - Physical Holding
Holdings [Line Items]
Percent of Total Investments	20.40%
C000080684 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	18.80%
C000080684 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.90%
C000127002 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000127002 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127002 | GOLDBARS | GOLD BARS - XAU BGN CURNCY
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000127002 | 91282CBF7 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127002 | 912810FS2 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127002 | 912810PS1 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127002 | 9128283R9 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000127002 | 912810FR4 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127002 | 912810PZ5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127002 | 9128285W6 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127002 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127002 | Equity
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000127002 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000127002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000127002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000127002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000127002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000127002 | Precious Metal
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000127002 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000127002 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.50%
C000127002 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000127002 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	18.40%
C000127002 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	0.00%
C000127002 | InvestmentType_Precious Metals - Physical Holding
Holdings [Line Items]
Percent of Total Investments	20.40%
C000127002 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	18.80%
C000127002 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	20.90%
C000012336 | United States Treasury Note, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012336 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012336 | United States Treasury Note, 4.625, 2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012336 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012336 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012336 | Phillips 66 Company, 3.605, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012336 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012336 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000012336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012336 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012336 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000012336 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012336 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	66.60%
C000012336 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012336 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012338 | United States Treasury Note, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012338 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012338 | United States Treasury Note, 4.625, 2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012338 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012338 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012338 | Phillips 66 Company, 3.605, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000012338 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012338 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012338 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012338 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012338 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012338 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000012338 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012338 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012338 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012338 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000012338 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012338 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	66.60%
C000012338 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012338 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126995 | United States Treasury Note, 4.375, 2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000126995 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000126995 | United States Treasury Note, 4.625, 2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126995 | United States Treasury Note, 4.5, 2044-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126995 | United States Treasury Note, 4.875, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126995 | Phillips 66 Company, 3.605, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | Province of Ontario Canada, 2.5, 2026-04-27
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | CSX Corporation, 3.25, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | NiSource, Inc., 3.49, 2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | American Electric Power Company, Inc., 3.2, 2027-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126995 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000126995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000126995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126995 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000126995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126995 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000126995 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000126995 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000126995 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	66.60%
C000126995 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.20%
C000126995 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130991 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000130991 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130991 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130991 | 91282CKN0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130991 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130991 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130991 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130991 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130991 | 91282CFX4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130991 | 46514BRL3 | Israel Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130991 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130991 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000130991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130991 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000130991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130991 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130991 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130991 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	50.20%
C000130991 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000130991 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.60%
C000130991 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.60%
C000130991 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130992 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000130992 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130992 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130992 | 91282CKN0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130992 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130992 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130992 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130992 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130992 | 91282CFX4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130992 | 46514BRL3 | Israel Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130992 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130992 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000130992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130992 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000130992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130992 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130992 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	50.20%
C000130992 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000130992 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.60%
C000130992 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.60%
C000130992 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130993 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000130993 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130993 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000130993 | 91282CKN0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130993 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130993 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130993 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130993 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130993 | 91282CFX4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130993 | 46514BRL3 | Israel Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000130993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000130993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130993 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000130993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130993 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000130993 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000130993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	50.20%
C000130993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000130993 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	36.60%
C000130993 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	10.60%
C000130993 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.70%
C000049122 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049122 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049122 | 57763RAD9 | Mauser Packaging Solutions Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049122 | 44267DAF4 | Howard Hughes Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049122 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 48850PAA2 | Ken Garff Automotive, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049122 | 163851AH1 | Chemours Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049122 | 87261QAC7 | TMS International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049122 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049122 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000049122 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000049122 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000049122 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000049122 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000049122 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049122 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000049122 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000049122 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000049122 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000049122 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	96.40%
C000065171 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065171 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065171 | 57763RAD9 | Mauser Packaging Solutions Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065171 | 44267DAF4 | Howard Hughes Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065171 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 48850PAA2 | Ken Garff Automotive, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065171 | 163851AH1 | Chemours Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065171 | 87261QAC7 | TMS International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065171 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065171 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065171 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065171 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000065171 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065171 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000065171 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065171 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000065171 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065171 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065171 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000065171 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000065171 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000065171 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	96.40%
C000127001 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127001 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000127001 | 57763RAD9 | Mauser Packaging Solutions Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127001 | 44267DAF4 | Howard Hughes Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127001 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 48850PAA2 | Ken Garff Automotive, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127001 | 163851AH1 | Chemours Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127001 | 87261QAC7 | TMS International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127001 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127001 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127001 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000127001 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000127001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000127001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000127001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000127001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000127001 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000127001 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	96.40%
C000049121 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000049121 | H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049121 | 54211N101 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | G25508105 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | 13646K108 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | 87873R101 | Techtronic Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049121 | N07045102 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049121 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049121 | 443251103 | Hoya Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049121 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049121 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000049121 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000049121 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000049121 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049121 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000049121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000049121 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000049121 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049121 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049121 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000049121 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000065170 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065170 | H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065170 | 54211N101 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | G25508105 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | 13646K108 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | 87873R101 | Techtronic Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065170 | N07045102 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065170 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065170 | 443251103 | Hoya Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065170 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065170 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065170 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000065170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000065170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000065170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000065170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000065170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000065170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065170 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065170 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000065170 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000127000 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127000 | H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000127000 | 54211N101 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | G25508105 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | 13646K108 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | 87873R101 | Techtronic Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127000 | N07045102 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127000 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127000 | 443251103 | Hoya Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127000 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127000 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000127000 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000127000 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000127000 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127000 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000127000 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127000 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000127000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000127000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000127000 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127000 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127000 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.90%
C000127000 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.10%
C000104306 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104306 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104306 | 062510300 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104306 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104306 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104306 | 653656108 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104306 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104306 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104306 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104306 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104306 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104306 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000104306 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104306 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104306 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104306 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104306 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104306 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000104306 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000104306 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000104306 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104306 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104306 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.50%
C000104306 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104306 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000104307 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104307 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104307 | 062510300 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104307 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104307 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104307 | 653656108 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104307 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104307 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104307 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104307 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104307 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104307 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000104307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104307 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104307 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104307 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104307 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000104307 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000104307 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000104307 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104307 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000104307 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.50%
C000104307 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000104307 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000127003 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127003 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000127003 | 062510300 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127003 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127003 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127003 | 653656108 | Nice Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127003 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000127003 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127003 | B5MN1W0 | Azrieli Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000127003 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127003 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127003 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000127003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127003 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000127003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000127003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000127003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000127003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000127003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000127003 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000127003 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.50%
C000127003 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	2.70%
C000127003 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012342 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012342 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012342 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012342 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012342 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012342 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012342 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012342 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012342 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012342 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012342 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012342 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012342 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000012342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012342 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012342 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000012342 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012342 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.90%
C000012342 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012344 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012344 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012344 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000012344 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012344 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012344 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012344 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012344 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012344 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012344 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012344 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012344 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012344 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000012344 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012344 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000012344 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012344 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012344 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012344 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012344 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000012344 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000012344 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012344 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.90%
C000012344 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126997 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000126997 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126997 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000126997 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126997 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126997 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126997 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126997 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126997 | G54950103 | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126997 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126997 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126997 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000126997 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000126997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000126997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000126997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000126997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000126997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000126997 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.80%
C000126997 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	80.90%
C000126997 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012333 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012333 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012333 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012333 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012333 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012333 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012333 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | 579780206 | McCormick & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012333 | Equity
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000012333 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000012333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000012333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012333 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.80%
C000012333 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012333 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	75.20%
C000012333 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012335 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012335 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000012335 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012335 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012335 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012335 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012335 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | 579780206 | McCormick & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012335 | Equity
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000012335 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000012335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000012335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012335 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.80%
C000012335 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012335 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	75.20%
C000012335 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126994 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126994 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000126994 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126994 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126994 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126994 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126994 | 92939U106 | WEC Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | 579780206 | McCormick & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | 443510607 | Hubbell, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000126994 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000126994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000126994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000126994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000126994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000126994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000126994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000126994 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.80%
C000126994 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126994 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	75.20%
C000126994 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012330 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012330 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 156504300 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 858586100 | Stepan Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 737630103 | PotlatchDeltic Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 724078100 | Piper Sandler Cos
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012330 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012330 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000012330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012330 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000012330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012330 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012330 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012330 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012330 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.70%
C000012330 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012332 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012332 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 156504300 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 858586100 | Stepan Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 737630103 | PotlatchDeltic Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 724078100 | Piper Sandler Cos
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012332 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012332 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000012332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000012332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000012332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012332 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012332 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012332 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012332 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.70%
C000012332 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	9.70%
C000126993 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000126993 | 36251C103 | GMS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 156504300 | Century Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 09739D100 | Boise Cascade Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 858586100 | Stepan Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 737630103 | PotlatchDeltic Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 724078100 | Piper Sandler Cos
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 318910106 | First Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000126993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000126993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000126993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000126993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000126993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000126993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000126993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000126993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000126993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.50%
C000126993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000126993 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.70%
C000126993 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012339 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012339 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012339 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012339 | 889478103 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012339 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012339 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012339 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012339 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012339 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012339 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012339 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012339 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000012339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000012339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000012339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000012339 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012339 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.80%
C000012339 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012341 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012341 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012341 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000012341 | 889478103 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000012341 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012341 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000012341 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012341 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012341 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012341 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000012341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000012341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000012341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000012341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000012341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000012341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000012341 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012341 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.80%
C000012341 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126996 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126996 | 609839105 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126996 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000126996 | 889478103 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126996 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126996 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126996 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126996 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126996 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126996 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126996 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000126996 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000126996 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000126996 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000126996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000126996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126996 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000126996 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000126996 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.80%
C000126996 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012345 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012345 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012345 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012345 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000012345 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000012345 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012345 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012345 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012345 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012345 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012345 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000012345 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000012345 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.70%
C000012345 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012345 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000012347 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012347 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000012347 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012347 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000012347 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000012347 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000012347 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012347 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012347 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012347 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012347 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000012347 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000012347 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.70%
C000012347 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012347 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000126998 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000126998 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000126998 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000126998 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000126998 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000126998 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000126998 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000126998 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000126998 | 316175108 | Fidelity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126998 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126998 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000126998 | Equity
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000126998 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.70%
C000126998 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000126998 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	31.20%